CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income	$ 26,498	$ 20,248
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	31,124	11,217
Share-based compensation expenses	51,796	37,474
Non-cash lease expense	(3,132)	842
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,981	(139)
Gain on disposal of property and equipment	(1)
Interest accrued and other financial expenses	(631)	628
Deferred income taxes, net	(16,160)	(728)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(2,736)	(38,866)
Other current assets	(26,888)	(18,644)
Other non-current assets	(55,241)	(8,037)
Accounts payable	(21,029)	20,368
Other current liabilities	(11,604)	(1,553)
Other non-current liabilities	(678)	637
Net cash provided by (used in) continuing operating activities	(24,701)	23,447
Net cash provided by (used in) discontinued operating activities		(5,168)
Net cash provided by (used in) operating activities	(24,701)	18,279
Cash flows from investing activities
Purchase of property and equipment	(1,899)	(760)
Capitalized software development costs	(8,118)	(5,602)
Purchase of intangible assets		(1,950)
Acquisitions, net of cash acquired	(356,589)	(89,340)
Purchase of equity securities and other investments	(1,000)	(20,000)
Investments in short-term deposits	(150,000)
Maturities of short-term deposits		17,590
Net cash used in continuing investing activities	(517,606)	(100,062)
Net cash used in investing activities	(517,606)	(100,062)
Cash flows from financing activities
Repayment of long-term loan		(85,000)
Proceeds from Recapitalization transaction, net		672,893
Exercise of options	3,680	342
Net cash provided by continuing financing activities	3,680	588,235
Net cash provided in financing activities	3,680	588,235
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(3,981)	139
Net change in cash and cash equivalents and restricted cash	(538,627)	506,452
Cash and cash equivalents and restricted cash at beginning of the period	781,756	203,087
Cash and cash equivalents and restricted cash at end of the period	239,148	709,678
Supplemental disclosure of cash flows information:
Cash paid for taxes, net	13,397	16,725
Cash paid for interest	401	1,055
Supplemental disclosure of non-cash investing and financing activities:
Fair value of ordinary shares issued as consideration for business combination		57,197
Fair value of share options and restricted share units assumed in a business combination	1,498	518
Fair value of contingent consideration assumed in a business combination		844
Share-based compensation capitalized to software costs	1,600	751
Unpaid offering costs		$ 9,080
Inception of lease transaction	$ 3,793